LOANS AND FINANCING - Additional Information (Details) - Guaranteed Notes - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about loans and financing [line items]
Assets pledged and bank guarantees as collateral for loans	$ 446.8	$ 705.1
Guarantees given	$ 2,194.3	$ 1,941.5